Redeemable Noncontrolling Interests - Summary of Changes in the Components of Redeemable Noncontrolling Interests (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Abstract]
Redeemable noncontrolling interest, beginning balance	$ 18,311	$ 3,411	$ 3,411	$ 943
Cash contributions	0	10,681	10,681	2,088
Cash distributions	(845)	(216)	(411)	(260)
Assumed noncontrolling interest through business combination			4,380	0
Redemption of redeemable noncontrolling interests	(1,630)	0
Net income (loss) attributable to noncontrolling interest	(669)	538	250	640
Redeemable noncontrolling interest, ending balance	$ 15,167	$ 14,414	$ 18,311	$ 3,411